BTS Tactical Fixed Income Fund
BTS TACTICAL FIXED INCOME FUND
Investment Objective:
The Fund seeks to provide total return.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 23 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 54 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees BTS Tactical Fixed Income Fund	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee (if redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BTS Tactical Fixed Income Fund		Class A Shares	Class C Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses	[1]	0.29%	0.29%
Acquired Fund Fees and Expenses	[1][2]	0.51%	0.51%
Total Annual Fund Operating Expenses	[3]	2.05%	2.80%
[1]	Based on estimated amounts for the Fund's current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until May 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.00% and 2.75% of average daily net assets attributable to Class A and Class C, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the end of the fiscal year during which the fees were waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example BTS Tactical Fixed Income Fund (USD $)	1 Year	3 Years
Class A Shares	698	1,111
Class C Shares	283	868

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

Under normal circumstances, the Fund invests (long or short) at least 80% of its assets in fixed income securities of domestic and foreign issuers or counterparties ("80% investment policy”). The Fund defines fixed income securities to include: (i) bills, (ii) notes, (iii) debentures, (iv) bonds, (v) mortgage-backed securities (“MBS”), (vi) asset-backed securities (“ABS”), (vii) preferred stocks, (viii) loan participation interests, (ix) any other debt or debt-related securities of any maturities, whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (x) fixed income derivatives including options, financial futures, options on futures and swaps, (xi) other evidences of indebtedness; and (xii) other investment companies that invest primarily in fixed income securities. The 80% investment policy can be changed without shareholder approval; however, shareholders would be given at least 60 days’ notice and a change in the 80% policy would also necessitate a change in the Fund name.

The adviser uses an active trading strategy based on a proprietary tactical asset allocation strategy to take advantage of trends and momentum in the market. The Fund will seek primarily to invest in cash equivalents or enter into certain derivative transactions to hedge against adverse price movements when the adviser believes that the market conditions are unfavorable for investing in fixed income securities. Using this model the adviser expects the Fund to invest aggressively in securities of a particular fixed income asset category when trends are positive or, conversely, sell securities in that fixed income asset category when trends are unfavorable.

The adviser’s investment approach includes two primary components:

Defensive Capital Preservation. When the adviser believes that interest rates will rise or high yield market credit conditions will deteriorate, investments will be focused in money market instruments and/or defensive positions such as short sales, inverse Underlying Funds or short positions in derivatives.

Aggressive Total Return. When the adviser believes that interest rates will fall or remain steady and/or high yield market credit conditions will improve, investments will be focused in various fixed income securities, including derivatives. These investments produce income and have the potential for capital appreciation generated by declining interest rates and/or improving high yield market credit fundamentals.

The Fund’s adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of fixed income securities without restriction as to maturity, credit quality, type of issuer, country or currency.

• The Fund may invest in bonds issued by the U.S. Government, its agencies and instrumentalities.

•Debt Securities: The Fund may invest in foreign and domestic debt securities, including corporate debt securities, government and agency debt securities, convertible debt securities, debentures, trust receipts, preferred capital stock, convertible capital stock, and shares of registered open-end and closed-end mutual funds that invest primarily in debt securities.

• The Fund may invest in investment grade corporate bonds, as well as higher-yielding, higher-risk corporate bonds — commonly known as “high yield” or “junk” bonds — with medium to low credit quality ratings. High yield bonds are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S & P”). High yield bonds have a higher expected rate of default than investment grade bonds.

• The Fund may invest in lower rated, high yield debt securities directly or through derivative instruments designed to replicate some or all of the features of an underlying portfolio of high yield bonds, such as credit default swaps. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument.

• The Fund may invest in closed-end and open-end registered investment companies (“Underlying Funds”) to the extent permissible under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that a significant portion of the Fund’s assets may be invested in Underlying Funds.

• Derivatives: The Fund may invest in credit derivative products to be used by the Fund to gain exposure to specific asset class sectors, such as the high yield bond sector, in order to invest long or short in the specific asset classes. These products include credit default swaps (“CDS”) and credit default swap index products (including CDX index products).

• Equity Securities: The Fund may also invest up to 20% of its assets in U.S. or foreign equity securities.

The Fund intends to employ leverage (i.e., borrow money from banks, and/or other financial institutions, or other forms of direct and indirect borrowings) and reinvest the proceeds of such borrowings. The use of leverage by the Fund can substantially increase the adverse impact of risks to which an investment in the Fund may be subject. The level of interest rates generally, and the rates at which the Fund can borrow in particular, can affect the operating results of the Fund.

Although the adviser’s investment strategy contemplates investments across multiple classes, the Fund may be entirely invested in one class of fixed income securities. For example, the Fund may be invested entirely in high-yield bonds, or entirely in U.S. Government securities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund’s net asset value and performance.

• Credit Default Swap Risk. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

• Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers. In determining the credit quality of fixed income securities, the Fund relies in part upon rating agencies which assign ratings based on their analysis of the issuer’s financial condition, economic and debt characteristics, and specific revenue sources securing the bond. There is additional risk that the national credit rating agencies may be wrong in their determination of an issuer’s financial condition, or the risks associated with a particular security. A change in either the issuer’s credit rating or the market’s perception of the issuer’s business prospects will affect the value of its outstanding securities. Ratings are not a recommendation to buy, sell or hold and may be subject to review, revision, suspension or reduction, or may be withdrawn at any time.

• Derivatives Risk. Even a small investment in derivatives (which include options, futures, swap contracts and other transactions may give rise to leverage risk, and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk and liquidity risk.

• Emerging Markets Risk. In addition to the risks generally associated with investing in foreign securities, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Foreign Risk. The Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax) changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

• Fixed Income Risk. When the Fund invests in fixed income securities, derivatives on fixed income securities or other investment companies (“Underlying Funds”) that invest in fixed income securities, the value of the Fund will fluctuate with changes in interest rates. Defaults by fixed income issuers in which the Fund invests will also harm performance.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, are speculative and present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

• Leverage Risk. The use of leverage may exaggerate changes in a Fund’s share price and the return on its investments. Accordingly, the value of the Fund’s investments may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified. Any losses suffered by a leveraged Underlying Fund or the Fund as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund. Borrowing also leads to additional interest expense and other fees that increase the Fund’s expenses.

• Limited History of Operations. The Fund has a limited history of operations as a mutual fund for investors to evaluate.

• Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Short Selling Risk. The Fund may engage in short selling activities and take short positions in derivatives, which are significantly different from the investment activities commonly associated with conservative fixed income funds.

• Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Fund Risk. Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund is subject to specific risks, depending on its investments.

• U.S. Government Securities Risk. The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.

Performance:

As a newly registered mutual fund, the BTS Tactical Fixed Income Fund does not have prior performance as a mutual fund. The prior performance shown below is for the Fund’s predecessor limited liability company (BTS Tactical Fixed Income Fund LLC; fka, BTS Asset Allocation/High Yield Fund LLC). The prior performance is net of management fees and other expenses (including any performance fees). The predecessor limited liability company has been managed in the same style and by the same portfolio manager since the predecessor limited liability company’s inception on January 1, 2000. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the predecessor limited liability company’s investment goals, policies, guidelines and restrictions. The following information shows the predecessor limited liability company’s annual returns and long-term performance reflecting the actual fees and expenses that were charged when the Fund was a limited liability company. From its inception on January 1, 2000 through the date of this prospectus, the predecessor limited liability company was not subject to certain investment restrictions, diversification requirements and other restrictions of the 1940 Act, which if they had been applicable, might have adversely affected its performance. In addition, the predecessor limited liability company was not subject to sales loads that would have adversely affected performance. The information provides some indications of the risks of investing in the Fund. The bar chart shows you how the performance for the predecessor limited liability company varied from year to year. The predecessor limited liability company’s past performance is not necessarily an indication of how the BTS Tactical Fixed Income Fund will perform in the future.

Best Quarter:	39.85%	2nd Quarter 2009
Worst Quarter:	(9.79)%	4th Quarter 2004
For the three month period ended March 31, 2013 the predecessor limited-partnership’s total return was 0.03%.

The following table shows the average annual returns for the Fund’s predecessor limited liability company over various periods ended December 31, 2012. The Fund’s predecessor limited liability company did not have a distribution policy. It was an unregistered limited liability company, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions. As a result of the different tax treatment, we are unable to show the after-tax returns for the predecessor limited liability company. The index information is intended to permit you to compare the predecessor limited liability company’s performance to a broad measure of market performance.

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns	Label	One Year	Five Years	Ten Years
BTS Tactical Fixed Income Fund	Return before taxes	6.45%	12.92%	10.76%
BTS Tactical Fixed Income Fund Barclays Aggregate Bond Index		4.22%	5.95%	5.18%

The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Index return assumes reinvestment of interest. Investors may not invest in the Index directly; unlike the Fund’s returns the Index does not reflect any fees or expenses.